46. Risk management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management Details 3Abstract
Credit risk exposure - customers (Thousand of Reais)		R$ 466,104,042	R$ 391,569,227	R$ 364,193,664
Loans and advances to customers, gross (note 9)		417,822,026	347,256,660	321,933,190
Contingent Liabilities - Guarantees and other sureties (note 44.a)		R$ 48,282,016	R$ 44,312,567	R$ 42,260,474
Non-performing loans ratio (%) - unaudited		5.55%	6.75%	6.98%
Impairment coverage ratio (%) - unaudited		110.64%	96.58%	102.42%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	[1]	R$ 25,640,488	R$ 22,625,750	R$ 22,969,315
Cost of credit (% of risk) - unaudited		4.35%	3.93%	3.90%

[1]	RAWO = Recoveries of Assets Derecognized.